SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, options 2022 (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of fair value assumptions, options 2022
January 31, 2023
Expected life	4 - 5 years
Annualized volatility	195% - 243%
Risk-free interest rate	1.52% - 3.27%
Dividend yield	Nil
Fair Value at vesting	$0.07 - $0.218